Expense Example	May 01, 2026 USD ($)
ARGA EMERGING MARKETS VALUE FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
ARGA EMERGING MARKETS VALUE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
ARGA INTERNATIONAL VALUE FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,482
ARGA INTERNATIONAL VALUE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,018
ARGA VALUE FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	1,219
Expense Example, with Redemption, 5 Years	2,323
Expense Example, with Redemption, 10 Years	5,048
ARGA VALUE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	1,104
Expense Example, with Redemption, 5 Years	2,142
Expense Example, with Redemption, 10 Years	4,740
FS Multi-Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,330
FS Multi-Strategy Alternatives Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	1,180
Expense Example, with Redemption, 5 Years	1,654
Expense Example, with Redemption, 10 Years	2,958
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF | STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF | STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Strategas Macro Momentum ETF | Strategas Macro Momentum ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	$ 1,268